Business acquisitions and equity investment transactions (Other acquisitions - Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business Acquisition [Line Items]
Cash consideration payable	¥ 2,000
Payments for (Proceeds from) Other Investing Activities	¥ 479	$ 69	¥ 266,175	¥ (997)
Other Acquisitions [Member]
Business Acquisition [Line Items]
Cash acquired			66,878
Cash consideration payable			2,479
Consideration prepaid in 2014			4,000
Net cash outlay			266,175
Total			¥ 339,532